Trading assets and liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total	$ 11,461	$ (5,093)	$ (3,740)
Cross Currency Interest Rate Swap [Member]
Total	11,537	(4,858)	(1,662)
Interest Rate Swap [Member]
Total	(310)	(299)	(2,091)
Forward Foreign Exchange [Member]
Total	27	93	0
Credit Default Swap [Member]
Total	0	0	13
Future [Member]
Total	$ 207	$ (29)	$ 0